Document and Entity Information	Jun. 26, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001764974
Document Type	8-K/A
Document Period End Date	Jun. 26, 2025
Entity Registrant Name	Turnstone Biologics Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41747
Entity Tax Identification Number	82-2909368
Entity Address, Address Line One	9310 Athena Circle
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(347)
Local Phone Number	897-5988
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, ($0.001 par value)
Trading Symbol	TSBX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Turnstone Biologics Corp. (the “Company”) is filing this Amendment No. 2 to its Current Report on Form 8-K (“Amendment No. 2”) originally filed with the Securities and Exchange Commission (the “SEC”) on June 27, 2025 (the “Original Form 8-K”), as amended on July 1, 2025 (“Amendment No. 1”). The Original Form 8-K disclosed, among other things, that on June 26, 2025, the Compensation Committee of the Company’s Board of Directors approved Separation and Consulting Agreements to be entered into with each of the Company’s Chief Executive Officer, Sammy Farah, M.B.A., Ph.D. (the “Farah Separation Agreement”), and Chief Operating Officer, Saryah Azmat (the “Azmat Separation Agreement”). The Company is filing this Amendment No. 2 solely to report (i) entry on July 11, 2025 into the Azmat Separation Agreement and (ii) entry on July 17, 2025 into the Farah Separation Agreement. The descriptions of the Farah Separation Agreement and the Azmat Separation Agreement in the Original Form 8-K do not purport to be complete and are qualified in their entirety by reference to the Farah Separation Agreement and the Azmat Separation Agreement, copies of which are filed hereto as Exhibits 10.2 and 10.3, respectively, and are incorporated herein by reference. Except as stated in this Amendment No. 2, Amendment No. 2 does not otherwise change or update the disclosure set forth in the Original Form 8-K or Amendment No. 1.